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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: BlackRock Commodity Strategies Fund 800 Scudders Mill Road Plainsboro, NJ 08536

2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

[X]
3.	Investment Company Act File Number:	811-21486

	Securities Act File Number:	333-111815

4(a).	Last day of fiscal year for which this Form is filed: November 30, 2008

4(b).	[X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[X] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):		$17,488,122

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$30,397,184

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending
		no earlier than October 11, 1995 that were not
		previously used to reduce registration fees
		payable to the Commission:
			$27,259,677
	(iv)	Total available redemption credits [add Items
		5(ii) and 5(iii)]:		$57,656,861

	(v)	Net sales - if Item 5(i)is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:		$0

	(vi)	Redemption credits available for use in future
		years - if Item 5(i) is less than Item 5(iv) [subtract
		Item 5(iv) from Item 5(i)]:	$40,168,739

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9)		x 0.0000393

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=$0

6.		Prepaid Shares

		If the response to Item 5(i) was
		determined by deducting an amount of
		securities that were registered under the
		Securities Act of 1933 pursuant to rule
		24e-2 as in effect before October 11,
		1997, then report the amount of securities
		(number of shares or other units) deducted
		here:	0

		If there is a number of shares or other
		units that were registered pursuant to rule
		24e-2 remaining unsold at the end of the
		fiscal year for which this form is filed that
		are available for use by the issuer in
		future fiscal years, then state that number
		here:	0

7.	Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$0

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox
	depository:	N/A
Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By*:	/s/ Donald C. Burke
Name:	Donald C. Burke
Title:	President & Chief Executive Officer

Date: March 5, 2009

*Please print the name and title of the signing officer below the signature.